AllianzGI Global Fundamental Strategy
AllianzGI Global Fundamental Strategy
Investment Objective
The Fund seeks to generate positive real absolute returns through a complete market cycle (rolling 3-year period) by investing in a broad range of global asset classes.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 293 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI Global Fundamental Strategy		Class A	Class C	Institutional Class	Class P	Class D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI Global Fundamental Strategy		Class A	Class C	Institutional Class	Class P	Class D
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none	0.25%
Other Expenses		1.36%	1.39%	1.40%	1.39%	1.95%
Total Annual Fund Operating Expenses		2.36%	3.14%	2.15%	2.14%	2.95%
Expense Reductions	[1]	(1.11%)	(1.14%)	(1.15%)	(1.04%)	(1.70%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.25%	2.00%	1.00%	1.10%	1.25%
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors Fund Management LLC ("Allianz Global Fund Management" or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2016 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Institutional Class shares, 1.10% for Class P shares and 1.25% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI Global Fundamental Strategy (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	1,145	1,646	3,017
Class C	303	862	1,546	3,369
Institutional Class	102	562	1,049	2,392
Class P	112	570	1,054	2,390
Class D	127	752	1,403	3,150

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI Global Fundamental Strategy (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	1,145	1,646	3,017
Class C	203	862	1,546	3,369
Institutional Class	102	562	1,049	2,392
Class P	112	570	1,054	2,390
Class D	127	752	1,403	3,150

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2014 was 28% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund’s investment objective is to generate positive real absolute returns (i.e., after-inflation returns that are greater than zero) through a complete market cycle (rolling 3-year period) by investing in a broad range of global asset classes. The Fund seeks to achieve its investment objective and generate current income by normally investing in a broad range of U.S. and non-U.S. securities with a focus on equities, fixed income securities and related derivative instruments. The Fund will, under normal circumstances, invest at least 40% of its total assets in non-U.S. securities, including emerging markets securities, and will allocate its investments among securities that are economically tied to issuers in at least three countries (one of which may be the United States). The Fund may have exposure to issuers in a broad range of market capitalizations, geographies and industries, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. It is expected that the Fund’s debt and convertible securities may include significant exposure to securities rated below investment grade or unrated securities deemed to be of equivalent quality by the portfolio managers (sometimes referred to as “high yield securities” or “junk bonds”). The Fund invests across the entire range of maturities in its fixed income portfolio. In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the Fund expects to utilize derivative instruments, such as foreign currency exchange contracts, options, stock index futures contracts, warrants, forwards, futures contracts and swap agreements (including credit default swaps).

The Fund may gain exposure to commodities through investments in acquired funds and/or derivatives that reference individual commodities or commodity indices. In particular, the Fund expects to invest in swaps, futures, options on futures and/or options on commodities in order to gain commodities exposure.

The Fund may, at any time, invest in certain acquired funds and may invest up to 10% of its net assets in unaffiliated hedge funds, funds of hedge funds and acquired funds that are Undertakings for Collective Investment in Transferable Securities (“UCITS”). A portion of the Fund’s positions in acquired funds (but no more than 15% of the Fund’s net assets when taken together with any other illiquid assets held by the Fund) is expected to be illiquid (i.e., securities that the Fund would not be able to sell or dispose of in the ordinary course of business within seven calendar days).

The allocation of the Fund’s investments across asset classes will vary from time to time, based upon the portfolio managers’ consideration of factors, including but not limited to, changes in equity prices, changes in interest rates and other economic and market factors. One or more asset classes may be more heavily weighted than others in the Fund’s portfolio at any time and from time to time, and sometimes to a substantial extent.

The investment decisions of the portfolio managers are based on a fundamental management approach. The portfolio generally consists of a core portion and an opportunistic portion which are managed as part of a single portfolio or strategy. The portion of the Fund’s assets that comprise the core portion serves as a foundation for the overall portfolio, as it seeks to generate stable returns over the market cycle. The opportunistic portion is designed to capture shorter term investment opportunities and could be considered as riskier relative to the core portion of the Fund. Typically, the opportunistic portion will target investments that can provide capital gains over a relatively short time horizon, and is expected to exhibit higher turnover than the core portion.

The portfolio managers regularly monitor the risk and return profile of both the core and opportunistic portions of the portfolio. While the team generally has a longer time horizon for holdings in the core portion of the portfolio, the team will review a holding for sale if the underlying issuer’s fundamental characteristics no longer meet the investment team’s criteria. For holdings in the opportunistic portion of the portfolio, the team evaluates holdings for potential changes in their fundamental position and also monitors price movement relative to the applicable price target. Holdings at or near their price target would generally be liquidated in order to make room for new opportunistic investment ideas. The portfolio managers actively monitor volatility and, as a result, may adjust the Fund’s holdings consistent with its investment objective.

The allocation of the Fund’s capital between the core and opportunistic components will vary, reflecting market circumstances and the manager’s ability to locate suitable investments for the two components.

The opportunistic portion of the portfolio may include short positions in individual securities or options. The Fund will typically take such short positions where it does not own the security sold short or have the immediate right to acquire the security at no cost (i.e., the Fund will not typically sell short “against the box”). The Fund may incur certain expenses with respect to securities sold short, including short sale fees and substitute dividend expense.

The Fund may invest in issuers of any capitalization and may participate in initial public offerings (“IPOs”). The Fund may invest significantly in inflation-linked bonds, emerging markets equities, and U.S. government bonds.

The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first eight risks):

Allocation Risk:  The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds and other investments. The Sub-Adviser’s allocation techniques and decisions and/or the Sub-Adviser’s selection of Underlying Funds and other investments may not produce the desired results.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Commodity Risk:  Commodity-linked derivative instruments may increase volatility.

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Index Risk:  Investments in index-linked derivatives are subject to the risks associated with the applicable index.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Short Selling Risk:  Short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Tax Risk:  Income from commodity-linked investments may limit the Fund’s ability to qualify as a “regulated investment company” for U.S. federal income tax purposes.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Underlying Fund and Other Acquired Fund Risks:  The Fund will be affected by factors, risks and performance specific to the Underlying Funds and Other Acquired Funds.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a blend of two broad-based market indices, the USD Overnight LIBOR, the USD Overnight LIBOR + 4% and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class D performance would be similar to Class A performance because of the similar expenses paid by Class A shares. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Institutional Class and Class P performance would be higher than Class A performance because of the higher expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns – Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2014–06/30/2014	2.92%
Lowest 07/01/2014–09/30/2014	-2.09%

Average Annual Total Returns (for periods ended 12/31/14)
Average Annual Returns AllianzGI Global Fundamental Strategy	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	(2.90%)	0.18%	Jul. 01, 2013
Class C	0.96%	3.23%	Jul. 01, 2013
Institutional Class	2.98%	4.27%	Jul. 01, 2013
Class P	2.87%	4.16%	Jul. 01, 2013
Class D	2.69%	3.98%	Jul. 01, 2013
After Taxes on Distributions Class A	(4.40%)	(1.19%)
After Taxes on Distributions and Sale of Fund Shares Class A	(1.64%)	(0.48%)
USD Overnight LIBOR	0.09%	0.10%	Jul. 01, 2013
70% MSCI ACWI, 30% Barclays Global Aggregate Bond Index	3.13%	9.45%	Jul. 01, 2013
USD Overnight LIBOR + 4%	4.24%	4.24%	Jul. 01, 2013
Lipper Absolute Return Funds Average	1.61%	2.99%	Jul. 01, 2013

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.